LONG-TERM DEBT (Details) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011 Credit Facilities	Sep. 30, 2010 Credit Facilities	Aug. 04, 2011 Credit Facilities	Dec. 31, 2010 Credit Facilities
Debt instrument
Maximum borrowing capacity of line of credit							$ 1,200,000,000
Amount repaid of the credit facility during the period					50,000,000	(20,000,000)
Amount drawn down on the credit facility					50,000,000			50,000,000
Long-term debt interest costs	10,700,000	9,700,000	31,000,000	29,500,000
Interest costs capitalized for property, plant and mine development	$ 600,000		$ 800,000	$ 4,600,000